Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,112,500
Previously Paid Amount
Total Fee Amount	2,501.35
Total Offset Amount
Net Fee	$ 2,501.35